Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 107,074	$ 16,410	¥ 107,413	¥ 102,277
Operating costs and expenses:
Cost of revenues	55,158	8,454	62,850	51,744
Selling, general and administrative	18,063	2,769	19,910	19,231
Research and development	19,513	2,989	18,346	15,772
Total operating costs and expenses	92,734	14,212	101,106	86,747
Operating profit (loss)	14,340	2,198	6,307	15,530
Total other income (loss), net	8,750	1,341	(6,647)	11,795
Income (loss) before income taxes	23,090	3,539	(340)	27,325
Income taxes	4,064	623	1,948	4,743
Net income (loss)	19,026	2,916	(2,288)	22,582
Less: net (loss) income attributable to noncontrolling interests	(3,446)	(528)	(4,345)	(4,991)
Net income (loss) attributable to Baidu, Inc.	22,472	3,444	2,057	27,573
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues	78,684	12,059	79,711	78,271
Operating costs and expenses:
Cost of revenues	28,368	4,348	34,019	25,370
Selling, general and administrative	12,931	1,982	14,733	15,310
Research and development	16,847	2,581	15,698	13,783
Total operating costs and expenses	58,146	8,911	64,450	54,463
Operating profit (loss)	20,538	3,148	15,261	23,808
Total other income (loss), net	9,693	1,486	(5,680)	13,169
Income (loss) before income taxes	30,231	4,634	9,581	36,977
Income taxes	4,041	619	1,896	4,664
Net income (loss)	26,190	4,015	7,685	32,313
Less: net (loss) income attributable to noncontrolling interests	(334)	(50)	105	(1,292)
Net income (loss) attributable to Baidu, Inc.	26,524	4,065	7,580	33,605
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues	29,707	4,553	28,994	24,989
Operating costs and expenses:
Cost of revenues	27,884	4,273	30,348	27,133
Selling, general and administrative	5,188	795	5,237	4,168
Research and development	2,676	410	2,667	1,994
Total operating costs and expenses	35,748	5,478	38,252	33,295
Operating profit (loss)	(6,041)	(925)	(9,258)	(8,306)
Total other income (loss), net	(943)	(145)	(967)	(676)
Income (loss) before income taxes	(6,984)	(1,070)	(10,225)	(8,982)
Income taxes	23	4	52	79
Net income (loss)	(7,007)	(1,074)	(10,277)	(9,061)
Less: net (loss) income attributable to noncontrolling interests	31	5	46	49
Net income (loss) attributable to Baidu, Inc.	(7,038)	(1,079)	(10,323)	(9,110)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues	(1,317)	(202)	(1,292)	(983)
Operating costs and expenses:
Cost of revenues	(1,094)	(167)	(1,517)	(759)
Selling, general and administrative	(56)	(8)	(60)	(247)
Research and development	(10)	(2)	(19)	(5)
Total operating costs and expenses	(1,160)	(177)	(1,596)	(1,011)
Operating profit (loss)	(157)	(25)	304	28
Total other income (loss), net				(698)
Income (loss) before income taxes	(157)	(25)	304	(670)
Net income (loss)	(157)	(25)	304	(670)
Less: net (loss) income attributable to noncontrolling interests	(3,143)	(483)	(4,496)	(3,748)
Net income (loss) attributable to Baidu, Inc.	¥ 2,986	$ 458	¥ 4,800	¥ 3,078